Description of Organization, Business Operations and Liquidity (Details Narrative)										8 Months Ended	9 Months Ended		12 Months Ended
	Dec. 14, 2023 USD ($) $ / shares shares	Jun. 28, 2023 USD ($) $ / shares shares	Jun. 07, 2023 shares	May 04, 2023 $ / shares shares	Apr. 04, 2023	Feb. 03, 2023 USD ($) $ / shares shares	Jan. 30, 2023 shares	Nov. 08, 2021 USD ($) $ / shares shares	Nov. 05, 2021 shares	Dec. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) Integer $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) Integer $ / shares shares	Dec. 18, 2023 USD ($) shares	Dec. 15, 2023 shares	Mar. 23, 2023 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Condition for future business combination number of businesses minimum | Integer											1		1
Deferred underwriting fee payable										$ 14,700,000	$ 14,700,000		$ 14,700,000
Payments for investment of cash in trust account										351,900,000
Condition for future business combination use of proceeds percentage											80.00%		80.00%
Condition for future business combination threshold ownership (as a percent)											50.00%		50.00%
Maximum net tangible assets											$ 5,000,001		$ 5,000,001
Conversion ratio							1
Proceeds from Cash Withdrawn from Trust Account in Connection with Redemption											333,270,649
Cash and marketable securities held in Trust Account										351,915,805	$ 26,010,413		$ 356,864,000
Past fee due balance																$ 151,000
Written notice description					On April 4, 2023, the Company received a written notice (the “April Notice”) from Nasdaq indicating that the Company was not in compliance with Listing Rule 5450(b)(2)(A), requiring the Company to maintain a Market Value of Listed Securities (“MVLS”) of $50,000,000 for the continued listing of its securities on The Nasdaq Global Market. The April Notice was only a notification of deficiency, not of imminent delisting, and had no then-current effect on the listing or trading of the Company’s securities on Nasdaq when issued. The April Notice stated that the Company has 180 calendar days, or until October 2, 2023, to regain compliance with Listing Rule 5450(b)(2)(A). On September 28, 2023, the Company received notice from Nasdaq that it had regained compliance with Listing Rule 5450(b)(2)(A) regarding the MVLS requirement.
Redemption limit percentage without prior consent											15.00%		15.00%
Obligation to redeem public shares if entity does not complete a business combination											100.00%		100.00%
Maximum allowed dissolution expenses											$ 100,000		$ 100,000
Cash held in operating bank accounts											25,000,000		129,186
Cash										$ 344,581	347,546		129,186
Working capital											1,427,256		76,098
Income on investments held in Trust Account											$ 2,400,000		$ 4,948,000
Months to complete acquisition													15 months
Redemption period upon closure													10 days
TevogenBio Securities [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination, consideration transferred		$ 1,200,000,000
Stock issued for acquisition | shares		20,000,000
Business combination, description		(a) $15.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,667 shares of Common Stock, (b) $17.50 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,667 shares of Common Stock and (c) $20.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Tevogen Bio securities shall be entitled to receive an additional 6,666,666 shares of Common Stock. In addition, for each Earnout Share Payment, the Company will also issue to Sponsor an additional 1,500,000 shares of Company Common Stock.
Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares		1,500,000
Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock shares outstanding | shares															2,383,053
Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares cancelled | shares							11,983,333
Common stock, shares issued | shares							0			11,983,333	0		11,983,333
Common stock shares outstanding | shares							0			11,983,333	0		11,983,333
Ordinary shares, par value (in dollar per share) | $ / shares										$ 0.0001	$ 0.0001		$ 0.0001
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued upon conversion | shares							11,983,333
Common stock, shares issued | shares							47,933,333			1,450,000	13,433,333		1,450,000
Common stock shares outstanding | shares							47,933,333			1,450,000	13,433,333		1,450,000
Ordinary shares, par value (in dollar per share) | $ / shares		$ 0.0001								$ 0.0001	$ 0.0001		$ 0.0001
Exercise price of shares | $ / shares		11.50
Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares											725,000		725,000
First Extension Charter Amendment [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum Period to File Charter Amendment With the Cayman Islands General Registry						15 days
Proceeds from Cash Withdrawn from Trust Account in Connection with Redemption						$ 332,000,000
First Extension Charter Amendment [Member] | Public Shares [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares						$ 10.34
Shareholders Exercised their Right to Redeem Shares , Number of Shares | shares						32,116,947
Second Extension Charter Amendment [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minimum Period to File Charter Amendment With the Cayman Islands General Registry	15 days
Proceeds from Cash Withdrawn from Trust Account in Connection with Redemption	$ 9,740,000
Cash and marketable securities held in Trust Account														$ 16,600,000
Second Extension Charter Amendment [Member] | Public Shares [Member] | Forecast [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares	$ 11.03
Common stock shares outstanding | shares														1,502,180
Shareholders Exercised their Right to Redeem Shares , Number of Shares | shares	880,873
Sponsor [Member] | Purchase Agreement [Member] | SSVK Associates, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares			7,988,889
Sponsor [Member] | Purchase Agreement [Member] | Common Class A [Member] | SSVK Associates, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares				$ 1.00
Number of shares issued | shares			1,000,000	7,988,889
Number of warrants issued to purchase ordinary shares (in shares) | shares			500,000
TevogebBio Holdings Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Exercise price of shares | $ / shares		$ 11.50
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								30,000,000
Purchase price, per unit | $ / shares								$ 10.00			$ 10.20		$ 10.20
Proceeds from issuance initial public offering								$ 300,000,000
Deferred underwriting fee payable								14,700,000
Offering costs								21,266,594
Underwriting fees								6,000,000
Other offering costs								566,594
Payments for investment of cash in trust account								$ 351,900,000
IPO [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price, per unit | $ / shares								$ 10.20
Payments for investment of cash in trust account								$ 351,900,000
IPO [Member] | Fee Reduction Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares		500,000
Deferred underwriting fee payable		$ 5,000,000
Underwriting fees		$ 9,700,000
Number of shares issued | shares		500,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								1,360,000
Purchase price, per unit | $ / shares								$ 10.00
Proceeds from issuance initial public offering								$ 13,600,000
Number of warrants issued to purchase ordinary shares (in shares) | shares								1,360,000
Price of warrant | $ / shares								$ 10.00
Proceeds from sale of warrants								$ 13,600,000
Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								90,000
Proceeds from issuance initial public offering								$ 900,000
Private Placement [Member] | Private Placement Warrants [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares								1,450,000
Price of warrant | $ / shares								$ 10.00
Proceeds from sale of warrants								$ 14,500,000
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants issued to purchase ordinary shares (in shares) | shares								1,300,000
Private Placement [Member] | Sponsor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								90,000
Proceeds from issuance initial public offering								$ 900,000
Private Placement [Member] | Sponsor [Member] | Purchase Agreement [Member] | SSVK Associates, LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares				1,000,000
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								4,500,000	4,500,000		4,500,000		4,500,000
Proceeds from issuance initial public offering								$ 45,000,000
Deferred underwriting fee payable								$ 2,700,000
Common Stock [Member] | Common Class B [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued | shares										11,983,333
Common Stock [Member] | IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Sale of units, net of underwriting discounts (in shares) | shares								30,000,000
Purchase price, per unit | $ / shares								$ 10.00
Proceeds from issuance initial public offering								$ 300,000,000